Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	$ 1,743	$ 2,646
Additions	187	170
Depreciation provided during the year	(741)	(982)
Disposals		(55)
Exchange differences	30	(36)
Balance, net of accumulated depreciation	1,219	1,743
Cost	5,672	5,380
Accumulated depreciation	(4,453)	(3,637)
Net carrying amount	1,219	1,743
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	399	1,077
Additions	174
Depreciation provided during the year	(425)	(669)
Disposals
Exchange differences	4	(9)
Balance, net of accumulated depreciation	152	399
Cost	2,466	2,241
Accumulated depreciation	(2,314)	(1,842)
Net carrying amount	152	399
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	1,063	1,261
Additions	9	51
Depreciation provided during the year	(210)	(220)
Disposals		(13)
Exchange differences	20	(16)
Balance, net of accumulated depreciation	882	1,063
Cost	2,512	2,450
Accumulated depreciation	(1,630)	(1,387)
Net carrying amount	882	1,063
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	15	13
Additions
Depreciation provided during the year	(4)	(7)
Disposals
Exchange differences	(10)	9
Balance, net of accumulated depreciation	1	15
Cost	132	139
Accumulated depreciation	(131)	(124)
Net carrying amount	1	15
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	188	232
Additions		58
Depreciation provided during the year	(56)	(55)
Disposals		(44)
Exchange differences	4	(3)
Balance, net of accumulated depreciation	136	188
Cost	300	293
Accumulated depreciation	(164)	(105)
Net carrying amount	136	188
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance, net of accumulated depreciation	78	63
Additions	4	61
Depreciation provided during the year	(46)	(31)
Disposals		2
Exchange differences	12	(17)
Balance, net of accumulated depreciation	48	78
Cost	262	257
Accumulated depreciation	(214)	(179)
Net carrying amount	$ 48	$ 78